DEBT FACILITIES - Financing Activities (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning	$ 2,328.3	$ 1,260.9
Net proceeds from borrowing under revolving credit facilities	708.2
Proceeds from long-term debt	167.6	955.3
Repayment of long-term debt	(233.0)	(72.7)
Repayment of lease liabilities	(79.8)	(22.0)
Total changes from financing cash flows	563.0	860.6
Additions through a business combination	1.6	152.8
Effect of foreign currency exchange differences	108.8	29.3
Additions and remeasurement of lease liabilities	27.3
Interests	16.8	14.6
Others	0.6	10.1
Non-cash changes	155.1	206.8
Liabilities arising from financing activities, end	3,312.2	2,328.3
Unsecured Senior Notes
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning	1,368.2	684.1
Net proceeds from borrowing under revolving credit facilities	0.0
Proceeds from long-term debt	131.7	663.7
Repayment of long-term debt	(175.4)	0.0
Repayment of lease liabilities	0.0	0.0
Total changes from financing cash flows	(43.7)	663.7
Additions through a business combination	0.0	0.0
Effect of foreign currency exchange differences	75.2	20.1
Additions and remeasurement of lease liabilities	0.0
Interests	0.0	0.0
Others	0.7	0.3
Non-cash changes	75.9	20.4
Liabilities arising from financing activities, end	1,400.4	1,368.2
Term Loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning	352.3	131.1
Net proceeds from borrowing under revolving credit facilities	0.0
Proceeds from long-term debt	5.5	255.1
Repayment of long-term debt	(53.4)	(70.6)
Repayment of lease liabilities	0.0	0.0
Total changes from financing cash flows	(47.9)	184.5
Additions through a business combination	0.0	15.2
Effect of foreign currency exchange differences	14.7	4.2
Additions and remeasurement of lease liabilities	0.0
Interests	0.0	0.0
Others	0.1	17.3
Non-cash changes	14.8	36.7
Liabilities arising from financing activities, end	319.2	352.3
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning	259.3	145.4
Net proceeds from borrowing under revolving credit facilities	0.0
Proceeds from long-term debt	0.0	0.0
Repayment of long-term debt	0.0	0.0
Repayment of lease liabilities	(79.8)	(22.0)
Total changes from financing cash flows	(79.8)	(22.0)
Additions through a business combination	1.6	137.6
Effect of foreign currency exchange differences	13.8	5.0
Additions and remeasurement of lease liabilities	27.3
Interests	0.0	0.8
Others	(0.2)	(7.5)
Non-cash changes	42.5	135.9
Liabilities arising from financing activities, end	487.8	259.3
R&D Obligations
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning	348.5	300.3
Net proceeds from borrowing under revolving credit facilities	0.0
Proceeds from long-term debt	30.4	36.5
Repayment of long-term debt	(4.2)	(2.1)
Repayment of lease liabilities	0.0	0.0
Total changes from financing cash flows	26.2	34.4
Additions through a business combination	0.0	0.0
Effect of foreign currency exchange differences	0.0	0.0
Additions and remeasurement of lease liabilities	0.0
Interests	16.8	13.8
Others	0.0	0.0
Non-cash changes	16.8	13.8
Liabilities arising from financing activities, end	391.5	348.5
Revolving Credit Facilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning	0.0	0.0
Net proceeds from borrowing under revolving credit facilities	708.2
Proceeds from long-term debt	0.0	0.0
Repayment of long-term debt	0.0	0.0
Repayment of lease liabilities	0.0	0.0
Total changes from financing cash flows	708.2	0.0
Additions through a business combination	0.0	0.0
Effect of foreign currency exchange differences	5.1	0.0
Additions and remeasurement of lease liabilities	0.0
Interests	0.0	0.0
Others	0.0	0.0
Non-cash changes	5.1	0.0
Liabilities arising from financing activities, end	713.3	0.0
Adjustment | Impact of adopting IFRS 16
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning	265.8
Liabilities arising from financing activities, end		265.8
Adjustment | Impact of adopting IFRS 16 | Unsecured Senior Notes
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning	0.0
Liabilities arising from financing activities, end		0.0
Adjustment | Impact of adopting IFRS 16 | Term Loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning	0.0
Liabilities arising from financing activities, end		0.0
Adjustment | Impact of adopting IFRS 16 | Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning	265.8
Liabilities arising from financing activities, end		265.8
Adjustment | Impact of adopting IFRS 16 | R&D Obligations
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning	0.0
Liabilities arising from financing activities, end		0.0
Adjustment | Impact of adopting IFRS 16 | Revolving Credit Facilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning
Liabilities arising from financing activities, end
Adjusted balance
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning	2,594.1
Liabilities arising from financing activities, end		2,594.1
Adjusted balance | Unsecured Senior Notes
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning	1,368.2
Liabilities arising from financing activities, end		1,368.2
Adjusted balance | Term Loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning	352.3
Liabilities arising from financing activities, end		352.3
Adjusted balance | Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning	525.1
Liabilities arising from financing activities, end		525.1
Adjusted balance | R&D Obligations
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning	348.5
Liabilities arising from financing activities, end		348.5
Adjusted balance | Revolving Credit Facilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning	$ 0.0
Liabilities arising from financing activities, end		$ 0.0